Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Revenue	$ 252,497	$ 305,338
Cost of revenue and expenses:
Cost of revenue	212,953	237,086
Research and development	20,976	25,172
General and administrative	26,629	41,339
Sales and marketing	11,510	16,380
Restructuring costs	0	825
Foreign exchange gain	(4,300)	(2,537)
Depreciation and amortization (notes 8 and 9)	6,239	7,778
Impairment on long lived assets, net (notes 8 and 9)	479	688
Cost of revenue and expenses	274,486	326,731
Loss from continuing operations	(21,989)	(21,393)
Income from investments accounted for by the equity method	24,047	26,741
Interest on long-term debt and accretion on royalty payable	(7,988)	(7,265)
Interest and other income	2	4,065
Income (loss) from continuing operations before income taxes	(5,928)	2,148
Income tax expense (recovery) (note 18):
Current	2,438	3,607
Deferred	(1,007)	(1,647)
Income tax expense (recovery)	1,431	1,960
Net income (loss) from continuing operations	(7,359)	188
Net income (loss) from discontinued operations	0	(147)
Net income (loss) for the year	(7,359)	41
Other comprehensive loss:
Cumulative translation adjustment	(651)	(2,832)
Comprehensive loss	$ (8,010)	$ (2,791)
Income (loss) per share:
From continuing operations - basic and diluted (in dollars per share)	$ (0.05)	$ 0.00
From discontinued operation - basic and diluted (in dollars per share)	0.00	(0.00)
Net income (loss) per share (in dollars per share)	$ (0.05)	$ 0.00
Weighted average common shares outstanding:
Basic (in shares)	137,092,854	134,224,799
Diluted (in shares)	137,092,854	144,067,256